Cash Flow and Cash Equivalent Information (Tables)	12 Months Ended
Jun. 30, 2020
Cash Flow and Cash Equivalents [Abstract]
Schedule of cash flows generated
	Note	06.30.20	06.30.19	06.30.18
Net profit / (loss) for the year		18,153,260	(25,922,964)	20,348,486
Adjustments:
Income tax	21	5,373,999	(6,138,041)	(6,534,323)
Amortization and depreciation	26	292,002	194,275	168,684
Impaired trading properties	27	-	45,804	-
Impaired goodwill	27	-	184,393	-
Loss on sale of associates and joint ventures		-	171,689	-
Net gain / (loss) from fair value adjustment on investment properties	9	(25,126,324)	36,964,252	(13,567,839)
Gain from disposal of trading properties		(254,511)	(22,839)	(216,248)
Disposals by concession maturity		7,086	1,045	16,916
Averaging of schedule rent escalation	25	(162,635)	(379,515)	(90,262)
Directors' fees	30	126,417	189,859	149,254
Financial results, net		6,915,458	864,848	8,027,131
Provisions and allowances		356,812	173,896	244,245
Share of profit of associates and joint ventures	8	(177,910)	577,953	(887,380)
Right to receive units due to non-compliance		-	-	(18,057)
Changes in operating assets and liabilities
Decrease / (Increase) in inventories		2,485	14,185	(6,422)
Decrease / (Increase) in trade and other receivables		1,015,767	355,265	(549,697)
(Decrease) / Increase in trade and other payables		(1,291,692)	(1,265,333)	1,173,129
(Decrease) / Increase in payroll and social security liabilities		(125,520)	(99,046)	61,067
Uses of provisions	20	(50,964)	(75,223)	(113,156)
(Increase) / Decrease in trading properties		(15,263)	7,103	252,639
Net cash generated by operating activities before income tax paid		5,038,467	5,841,606	8,458,167

Schedule of detail of significant non-cash transactions
	06.30.20	06.30.19	06.30.18
Non-cash transactions
Decrease in intangible assets through an increase in trading properties	13,536	1,156	40,597
Decrease in trading properties through an increase in investment properties	-	97,529	-
Increase in investment properties through an increase in borrowings	385	96,324	37,293
Increase in properties plant and equipment through an increase in borrowings	-	6,407	20,045
Increase in properties plant and equipment through a decrease in investment properties	-	20,267	17,578
Increase in trade and other receivables through a decrease in investment in associates and joint ventures (dividends)	-	430,458	15,932
Decrease in trade and other receivables through an increase in investment in associates and joint ventures	-	8,385	8,474
Decrease in associates and joint ventures through a decrease in borrowings (dividends)	-	8,407	8,817
Decrease in associates and joint ventures through a decrease in equity	-	41,178	-
Increase in intangible assets through an increase in trade and other payables	-	-	85,126
Increase in investment properties through an increase in trade and other payables	1,153,243	-	295,497
Increase in investment in associates and joint ventures through a decrease in provisions	-	-	352
Decrease in investment properties through a decrease in trade and other payables	-	-	3,479
Increase in trade and other receivables through an increase in borrowings	-	-	156
Currency translation adjustment in associates	21,703	-	-
Decrease in trading properties through an increase in intangible assets	246,929	-	-
Increase in investment properties through a decrease in properties plant and equipment	168,265	-	-
Decrease in investment properties through an increase in intangible assets	371,470	-	-
Increase in investment in financial assets through a decrease in trade and other receivables	703,113	-	-
Decrease in equity through an increase in borrowings (dividends)	54,921	-	-
Increase in rights of use assets through a decrease in properties plant and equipment	21,355	-	-
Increase in financial assets through a decrease in investment in associates and joint ventures (dividends)	28,518	-	-
Increase in investment in associates and joint ventures through a decrease in investment in financial assets	854,309	-	-
Decrease in equity through an increase in trade and other payables	709	-	-
Decrease in intangible assets through an increase in trade and other payables	4,649	-	-
Increase in investment properties through a decrease in trade and other receivables	5,409,479	-	-
Increase in investment properties through an increase in equity	273,460	-	-
Increase in investment properties through an increase in tax credits and debts	91,154	-	-
Increase in financial assets through a decrease in investment properties	1,188,284	-	-
Increase in investment properties through a decrease in intangible assets	50,509	-	-
Increase in leases liabilities through a decrease in borrowings	7,031	-	-
Decrease in investment properties through an increase in properties plant and equipment	6,798	-	-

An increase in investment in associates through a decrease due to loss of control in subsidiaries (i)

06.30.20
Investment properties	1,693,733
Income tax and minimum presumed income tax credits	2,248
Trade and other receivables	63,918
Deferred income tax liabilities	(359,292)
Trade and other payables	(77,558)
Income tax and minimum presumed income tax liabilities	(2,248)
Decrease due to loss of control	1,320,801

(i)	Corresponds to the desconsolidation of La Maltería S.A.

Balances incorporated as result of business combination (*)

06.30.18
Trade and other receivables	(80,816)
Income tax and minimum presumed income tax credits	(236)
Investment properties	(261,971)
Property, plant and equipment	(469)
Salaries and social security costs	5,598
Deferred income tax	32,965
Income tax and minimum presumed income tax liabilities	2,961
Trade and other payables	244,943
Provisions	1,003
Total net non-cash assets acquired	(56,022)
Goodwill	(184,393)
Non-controlling interest	16,742
Total net assets acquired	(223,673)
Financed amount	85,126
Inflation adjustment	23,811
Acquisition of subsidiaries, net of cash acquired	(114,736)

(*)	Corresponds to the incorporation of La Arena S.A..